Consolidated statement of changes in equity - GBP (£)	Total	Share options [member]	LTIPs [member]	Deferred bonus shares [member]	Deferred equity consideration [member]	Conversion of loan note [member]	April 4, 2017 [member]	October 31, 2017 [member]	June 1, 2018 [member]	August 3, 2018 [member]	October 22, 2018 [member]	Issued capital [member]	Issued capital [member] Conversion of loan note [member]	Issued capital [member] Novartis bonus shares [member]	Issued capital [member] April 4, 2017 [member]	Issued capital [member] October 31, 2017 [member]	Issued capital [member] June 1, 2018 [member]	Issued capital [member] August 3, 2018 [member]	Issued capital [member] October 22, 2018 [member]	Share premium [member]	Share premium [member] Conversion of loan note [member]	Share premium [member] Novartis bonus shares [member]	Share premium [member] April 4, 2017 [member]	Share premium [member] October 31, 2017 [member]	Share premium [member] June 1, 2018 [member]	Share premium [member] August 3, 2018 [member]	Share premium [member] October 22, 2018 [member]	Other capital reserves [member]	Other capital reserves [member] Share options [member]	Other capital reserves [member] LTIPs [member]	Other capital reserves [member] Deferred bonus shares [member]	Other capital reserves [member] Deferred equity consideration [member]	Other capital reserves [member] Novartis bonus shares [member]	Employee Benefit Trust [member]	Other reserves [member]	Accumulated Losses [member]
Beginning balance at Dec. 31, 2015	£ 62,483,490											£ 213,285								£ 118,226,956								£ 16,359,169							£ 7,000,000	£ (79,315,920)
Loss for the year	(28,390,280)																																			(28,390,280)
Issue of share capital	67,888,821											107,709								67,781,112
Issue of share capital												26,092								15,977,271								(16,003,363)
Share-based payments	6,494,018	£ 6,185,067	£ 133,601	£ 175,350																									£ 6,185,067	£ 133,601	£ 175,350
Equity element of convertible loan	516,802																											516,802
Share capital reduction																				(7,000,000)															7,000,000
Transaction costs on issuance of share capital	(2,995,864)																			(2,995,864)
Ending balance at Dec. 31, 2016	79,256,742											193,022								99,975,399								12,667,562							7,000,000	(40,579,241)
Loss for the year	(38,799,054)																																			(38,799,054)
Issue of share capital						£ 1,398,553	£ 15,000,000	£ 1,520,000					£ 1,899	£ 1,766	£ 15,125	£ 1,473					£ 1,396,654	£ 1,081,133	£ 14,984,875	£ 1,518,527									£ (1,082,899)
Share-based payments		3,027,963	298,287	£ 325,648	£ 1,331,288																								3,027,963	298,287	£ 325,648	£ 1,331,288
Equity element of convertible loan	(208,680)																											(208,680)
Conversion of convertible loan	62,375																																			62,375
Transaction costs on issuance of share capital	(729,632)																			(729,632)
Ending balance at Dec. 31, 2017	62,483,490											213,285								118,226,956								16,359,169							7,000,000	(79,315,920)
Loss for the year	(32,028,740)																																			(32,028,740)
Issue of share capital									£ 150,228	£ 12,900	£ 109,936						£ 150	£ 30	£ 256						£ 150,078	£ 12,870	£ 109,680
Adoption of IFRS 9	123,866																																			123,866
Share-based payments		£ 1,869,955	£ 319,338																										£ 1,869,955	£ 319,338
Issue of warrants for TAP agreement	44,156																											44,156
Transaction costs on issuance of share capital	(7,511)																			(7,511)
Purchase of treasury shares	(306,838)																																	£ (306,838)
Ending balance at Dec. 31, 2018	£ 32,770,780											£ 213,721								£ 118,492,073								£ 18,592,618						£ (306,838)	£ 7,000,000	£ (11,120,794)